    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 8, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 REGISTRATION FILE NO. 333-71763
                                                                        811-4460

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                            ------------------------

                                    FORM S-6

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NUMBER 2

                            ------------------------

                PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000


            JAMES BERNSTEIN, ESQ.                                COPY TO:
   PROVIDENT MUTUAL LIFE INSURANCE COMPANY                 STEPHEN E. ROTH, ESQ.
         1000 CHESTERBROOK BOULEVARD                  SUTHERLAND ASBILL & BRENNAN LLP
         BERWYN, PENNSYLVANIA 19312                   1275 PENNSYLVANIA AVENUE, N.W.
   (NAME AND COMPLETE ADDRESS OF AGENT FOR               WASHINGTON, DC 20004-2415
                  SERVICE)


     It is proposed that this filing will become effective (check appropriate box):

           [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

           [ ] On May 1, 2000 pursuant to paragraph (b) of Rule 485.


           [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

           [ ] On                pursuant to paragraph (a)(1) of Rule 485.

                            ------------------------

                     Title of Securities Being Registered:
   Interests in Flexible Premium Adjustable Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         SUPPLEMENT DATED APRIL 9, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2000


This supplement describes new optional long-term care riders available on your Policy, and certain changes to the Accelerated Death Benefit Rider for Policies issued on or after April 9, 2001.

NEW LONG-TERM CARE RIDERS

We offer the following three new optional supplemental benefit riders:

    -    Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

    -    Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

    -    Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If you elect to add the LTC Acceleration Rider to your Policy, the LTC Waiver Rider must also be added; you cannot elect to add the LTC Waiver Rider alone. If you elect to add the LTC Acceleration Rider to your Policy, you may also add the LTC Extended Rider; you cannot elect to add the LTC Extended Rider alone.

The riders have conditions that may affect other rights and benefits that you have under the Policy. For example, we restrict your ability to allocate premiums and policy account value to the Separate Account while benefits are being paid. In addition, each rider imposes a separate monthly charge that will be deducted from your policy account value as part of the monthly deduction.

Availability and benefits for each of these riders may vary by state. Our rules and procedures govern eligibility for the riders, or any changes to these benefits.

These riders may not cover all of the long-term care expenses incurred by the insured during the period of coverage. Each rider contains specific details that you should review before adding the rider to your Policy.

LONG-TERM CARE ACCELERATION BENEFIT RIDER

Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to you of a portion of the death benefit if the insured becomes "chronically ill" so that the insured:

         (1) is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity, or

         (2) requires substantial supervision to protect the insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until we receive proof that the insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period"). You must continue to submit periodic evidence of the insured's continued eligibility for rider benefits.

We determine a maximum amount of death benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the policy schedule. The actual amount of any benefit is based on the expense incurred by the insured, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining death benefit under your Policy, and causes a proportionate reduction in your face amount, policy account value, and surrender charge. If you have a policy loan, we will use a portion of each benefit to repay indebtedness. We will recalculate the Maximum Monthly Benefit if you make a partial withdrawal of policy account value, and for other events described in the rider.

Restrictions on Other Rights and Benefits. Before we begin paying any benefits, we will transfer all policy account value from the Separate Account to the Guaranteed Account. In addition, you will not be permitted to transfer policy account value or allocate any additional premiums to the Separate Account while rider benefits are being paid. Your participation in any of the automatic investment plans (such as dollar cost averaging) will also be suspended during this period. If the death benefit on your Policy is Option B, we will change it to Option A.

If the insured no longer qualifies for rider benefits, is not chronically ill, and your Policy remains in force, you will be permitted to allocate new premiums or transfer existing policy account value to the Separate Account, and to change your death benefit option. We will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the age and sex of the insured, and increases annually as the insured ages. We may increase the rates for this charge on a class basis. Once we begin to pay benefits, the LTC Acceleration Rider waives this charge until the insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider. The rider will terminate when the acceleration death benefit is zero, the Policy terminates, or you request to terminate the rider.

LONG-TERM CARE WAIVER BENEFIT RIDER

Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the minimum annual premium specified on the policy schedule) up to the date specified in the policy schedule, and the waiver of monthly deductions after that date. This rider also provides a residual death benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the age and sex of the insured, and increases annually as the insured ages.

Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or on the policy anniversary when the insured's attained age is 100.


LONG-TERM CARE EXTENDED INSURANCE BENEFIT RIDER

Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider. There is no new elimination period under this rider if benefits are continuous. You must continue to submit periodic evidence of the insured's eligibility for rider benefits.

We determine a maximum amount of benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit" is the rider coverage amount divided by the minimum months of acceleration benefits shown on your policy schedule. The actual amount of any benefit is based on the expense incurred by the insured, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider. This charge is level for the duration of the rider and based on the age of the insured when the rider is issued. If you increase the rider coverage amount, a new charge based on the age of the insured at that time will apply to the increase. We may increase the rates for this charge on a class basis. Once we begin to pay benefits under the LTC Acceleration Rider, we waive this charge until the insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider. The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or you request to terminate the rider.


TAX CONSEQUENCES ASSOCIATED WITH THE LONG-TERM CARE RIDERS

We believe that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Internal Revenue Code (the "Code"). The exclusion of these benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code. While guidance is limited, we believe that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

In certain states, however, we may also offer long term care riders that do not satisfy the requirements of the Code to be treated as qualified long-term care ("nonqualifying long-term care riders"). Because the federal tax consequences associated with benefits paid under nonqualifying long-term care riders are unclear, you should consult a tax adviser regarding the tax implications of adding nonqualifying long-term care riders to your Policy. We will advise you whether we intend for your rider to be nonqualifying.

You will be deemed to have received a distribution for tax purposes each time a deduction is made from your policy account value to pay charges for the LTC Acceleration Rider, the LTC Extended Rider, or any nonqualifying long-term care rider. The distribution will generally be taxed in the same manner as any other distribution under the Policy. See "Federal Tax Considerations" in the Prospectus for a discussion of the taxation of distributions.

You should consult a tax adviser before adding any of these riders to your Policy.


CHANGES TO THE ACCELERATED DEATH BENEFIT RIDER

For Policies issued on or after April 9, 2001, the Accelerated Death Benefit Rider, if elected, will allow the owner to receive an accelerated payment of part of the death benefit only when the insured develops a non-correctable medical condition that is expected to result in the insured's death within 12 months. Permanent confinement of the insured to a nursing care facility does not entitle the owner to an accelerated death benefit under this rider for Policies issued on or after April 9, 2001.

                                      * * *

This supplement should be retained with the Prospectus for future reference. If you have any questions, please contact (800) 688-5177 or your registered representative.

This post-effective amendment to the registration statement incorporates by reference the prospectus, dated May 1, 2000, filed in Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-71763), filed on April 25, 2000.

                                    PART II
                               OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     Article VIII of PMLIC's By-Laws provides, in part:

          To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgement or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty.

Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         REASONABLENESS REPRESENTATION

Provident Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provident Mutual Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.


       The Prospectus consisting of 153 pages. (Incorporated by reference.)


        The undertaking to file reports.

        Rule 484 undertaking.

        Reasonableness Representation.

The following exhibits:


1.A.1.a.      Resolution adopted by the Board of Directors of Provident
              Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account,
              Provident Mutual Variable Money Market Separate Account,
              Provident Mutual Variable Bond Separate Account, Provident
              Mutual Variable Managed Separate Account, and Provident
              Mutual Variable Zero Coupon Bond Separate Account(1)
1.A.1.b.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company establishing the Provident Mutual
              Variable Aggressive Growth Separate Account(1)
1.A.1.c.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company establishing the Provident Mutual
              Variable International Separate Account(1)
1.A.1.d.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company establishing the Provident Mutual
              Variable Separate Account(1)
1.A.1.e.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Creation of additional
              Subaccounts of Provident Mutual Variable Separate Account(1)
1.A.1.f.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Creation of additional
              Subaccounts of Provident Mutual Variable Separate Account(1)
1.A.1.g.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Creation of Additional
              Subaccounts of Provident Mutual Variable Life Separate
              Account(8)
1.A.1.h.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Reorganization of the
              Provident Mutual Variable Growth Separate Account, Provident
              Mutual Variable Money Market Separate Account, Provident
              Mutual Variable Bond Separate Account, Provident Mutual
              Variable Zero Coupon Bond Separate Account, Provident Mutual
              Variable Aggressive Growth Separate Account, Provident
              Mutual Variable International Separate Account, Provident
              Mutual Variable Separate Account(8)
1.A.2.        None
1.A.3.a.i.    Form of Underwriting Agreement among Provident Mutual Life
              Insurance Company, PML Securities, Inc. and Provident Mutual
              Variable Separate Account(1)
1.A.3.b.i.    Personal Producing General Agent's Agreement and
              Supplement(2)
1.A.3.b.ii.   Personal Producing Agent's Agreement and Supplement(2)
1.A.3.b.iii.  Producing General Agent's Agreement and Supplement(2)
1.A.3.c.iv.   Form of Selling Agreement between PML Securities, Inc. and
              Broker/Dealers(4)
1.A.4.        Inapplicable(2)
1.A.5.        Individual Flexible Premium Adjustable Variable Life
              Insurance Policy (Form VL101)(3)
1.A.5.a.      Children's Term Rider (Form C306)(3)
1.A.5.b.      Convertible Term Life Rider (Form C308)(2)
1.A.5.c.      Extension of Final Policy Date Rider (Form C822)(2)
1.A.5.d.      Qualify as Section 403(b) Rider (C827)(2)
1.A.5.e.      Change of Insured Rider (Form C901)(2)
1.A.5.f.      Disability Waiver Benefit Rider (Form R1901)(3)

1.A.5.g.     Disability Waiver of Premium Benefit Rider (Form C903)(3)
1.A.5.h.     Accelerated Death Benefit Rider (C/D904)(1)
1.A.5.i.     Guaranteed Minimum Death Benefit Rider (Form C320)(5)
1.A.5.j.     Additional Insurance Benefit Rider (R2308)(6)
1.A.5.k.     Long Term Care Acceleration Benefit Rider (Form R1100)
1.A.5.l.     Long Term Care Extended Insurance Benefit Rider (Form R1102)
1.A.5.m.     Long Term Care Waiver Benefit Rider (Form R1101)
1.A.5.n.     Supplemental Application for Long Term Care Benefits (A62 4.01)
1.A.5.o.     Accelerated Death Benefit Rider (Form R1904)
1.A.6.a.     Charter of Provident Mutual Life Insurance Company(1)
1.A.6.b.     By-Laws of Provident Mutual Life Insurance Company(1)
1.A.7.       Inapplicable
1.A.8.       Inapplicable
1.A.9.       Inapplicable
1.A.10.      Form of Application(7)
1.A.10.a.    Supplemental Application for Flexible Premium(2)
1.A.10.b.    Initial Allocation Selection (1)
2.           See Exhibits 1.A.
3.           Opinion and consent of Mark T. Buchinsky, Esquire(9)
4.           Inapplicable
5.           Inapplicable
6.           Opinion and Consent of Scott V. Carney, FSA, MAAA(9)
7.A.         Consent of Sutherland Asbill & Brennan LLP(9)
7.B.         Consent of PricewaterhouseCoopers LLP(9)
8.           Description of Provident Mutual Life Insurance Company's Issuance, Transfer and Redemption Procedures
             for Policies(8)
9.           Powers of Attorney
10.A.        Participation Agreement among Market Street Fund, Inc., Provident Mutual Life Insurance Company and
             PML Securities, Inc.(1)
10.B.        Participation Agreement among Variable Insurance Products Fund, Fidelity Corporation and Provident
             Mutual Life Insurance Company(1)
10.C.        Participation Agreement among Variable Insurance Products Fund II, Fidelity Corporation and Provident
             Mutual Life Insurance Company(1)
10.D.        Participation Agreement among Neuberger & Berman Advisers Managers Trust and Provident Mutual Life
             Insurance Company(1)
10.E.        Participation Agreement between Van Eck Investment Trust and Provident Mutual Life Insurance
             Company(3)
10.F.        Participation Agreement among The Alger American Fund, Provident Mutual Life Insurance Company and
             Fred Alger and Company Incorporated(1)
10.G.        Form of Participation Agreement between Strong Opportunity Fund II, Inc., Strong Variable Insurance
             Funds, Inc. and Provident Mutual Life Insurance Company(8)
27.          Inapplicable


---------------
(1) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

(2) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

(3) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 33-65512) for Providentmutual Life and Annuity Company of America filed on May 1, 1998.

(4) Incorporated herein by reference to corresponding exhibits to the initial filing of the Form S-6 registration statement (File No. 333-82613) for Provident Mutual Life Insurance Company, filed on July 9, 1999.

(5) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 333-55470) for Provident Mutual Life Insurance Company, filed on May 1, 1998.

(6) Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America, filed on March 4, 1999.

(7) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America, filed on April 24, 2000.


(8)Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.



(9)To be filed by amendment.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Provident Mutual Variable Life Separate Account, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Berwyn and Commonwealth of Pennsylvania, on the 5th day of February, 2001.



                                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                           (Registrant)

                                                            By: PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                                                            (Depositor)

             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   -----------------------------------------------       -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer

                                                              PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                                                            (Depositor)

             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on February 5, 2001.



                   SIGNATURES                                     TITLE
                   ----------                                     -----
                 /s/  ROBERT W. KLOSS               Chairman of the Board of
------------------------------------------------      Directors, President, and
                ROBERT W. KLOSS                       Chief Executive Officer
                                                      (Principal Executive Officer)

                /s/  MARY LYNN FINELLI              Executive Vice President and
------------------------------------------------      Chief Financial Officer
               MARY LYNN FINELLI                      (Principal Financial Officer)

                /s/  LINDA M. SPRINGER              Senior Vice President and
------------------------------------------------      Controller
               LINDA M. SPRINGER                      (Principal Accounting Officer)

                       *                            Director
------------------------------------------------
              BERNARD E. ANDERSON

                       *                            Director
------------------------------------------------
                 EDWARD R. BOOK

                       *                            Director
------------------------------------------------
                DOROTHY M. BROWN

                       *                            Director
------------------------------------------------
                ROBERT J. CASALE

                       *                            Director
------------------------------------------------
             NICHOLAS DEBENEDICTIS

                       *                            Director
------------------------------------------------
               PHILIP C. HERR, II

                       *                            Director
------------------------------------------------
                J. RICHARD JONES

                       *                            Director
------------------------------------------------
                JOHN P. NEAFSEY

                       *                            Director
------------------------------------------------
                 CHARLES L. ORR

                       *                            Director
------------------------------------------------
               HAROLD A. SORGENTI

            *By: /s/ JAMES BERNSTEIN
   ------------------------------------------
                JAMES BERNSTEIN
                Attorney-In-Fact
         Pursuant to Power of Attorney

                                 EXHIBIT INDEX



1.A.5.k.  Long Term Care Acceleration Benefit Rider (Form R1100)
1.A.5.l.  Long Term Care Extended Insurance Benefit Rider (Form R1102)
1.A.5.m.  Long Term Care Waiver Benefit Rider (Form R1101)
1.A.5.n.  Supplemental Application for Long Term Care Benefits (A62
          4.01)
1.A.5.o.  Accelerated Death Benefit Rider (Form R1904)
9.        Powers of Attorney